CONTRACT BALANCES	12 Months Ended
Dec. 31, 2022
CONTRACT BALANCES
CONTRACT BALANCES

4     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022

Accounts receivable	1,744,810	2,426,753
Less: allowance for doubtful accounts	(12,124)	(20,728)
Accounts receivable, net	1,732,686	2,406,025

Accounts receivable of RMB1,040,521 and RMB1,256,289 was pledged as security for bank loans (Note 9) as of December 31, 2021 and 2022, respectively. Accounts receivable of RMB110,391 and RMB145,764 was pledged as security for finance lease and other financing obligations (Note 12) as of December 31, 2021 and 2022, respectively.

The following table presents the movement of the allowance for doubtful accounts:

	Years ended December 31,
	2020	2021	2022

Balance at the beginning of the year	133	2,163	12,124
Allowance made during the year	2,032	10,070	7,744
Foreign exchange impact	(2)	(109)	860
Balance at the end of the year	2,163	12,124	20,728

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2022	135,900
Increase	49,933

Closing balance as of December 31, 2022	185,833

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2021 and 2022, the deferred revenue expected to be recognized as revenue after one year amounted to RMB44,908 and RMB29,703, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2020, 2021 and 2022 from the opening deferred revenue balance was RMB96,084, RMB104,640 and RMB122,378, respectively.

Remaining performance obligations

The Company enters into certain usage-based contracts for colocation and managed services in which revenues are based on the agreed usage-based fees as the actual services are rendered throughout the contract term. The Company elected to apply the practical expedient under ASC606-10-50-14(b) that allows the Company not to disclose the remaining performance obligations for variable considerations, which are charged based on the agreed unit price and number of racks in usage, in connection with these contracts with remaining durations ranging from 1 year to 14 years.

As of December 31, 2022, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	1,525,645
After 1 year but within 2 years	1,296,684
After 2 years but within 3 years	1,137,459
After 3 years but within 4 years	1,004,562
After 4 years but within 5 years	735,522
After 5 years	2,298,037

Total	7,997,909